Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	2012	2013
Assets
OOCAPE1 Holdings LLC (h)	$147	$-
Combine Marine Ltd (d)	-	1
Oceanbulk Maritime S.A. (e)	-	9
Product Shipping & Trading S.A (n)	-	56
Maiden Voyage LLC (f)	-	211
Glory Supra Shipping LLC (k)	-	129
Pacific Cape Shipping LLC (l)	-	48
Global Cape Shipping LLC (m)	-	32
Total Assets	$147	$486

Liabilities
Interchart Shipping Inc. (a)	$100	$58
Management and Directors Fees (b)	121	111
Maiden Voyage LLC (f)	41	-
OOCAPE1 Holdings LLC (h)	-	102
Sea Cape Shipping LLC (i)	-	83
Premier Voyage LLC LLC (g)	-	64
Sky Cape Shipping LLC (j)	-	141
Total Liabilities	$262	$559

Capitalized Expenses
	2012	2013
Advances for vessels under construction and acquisition of vessels and other assets
Oceanbulk Maritime S.A.- commision fee for newbuilding vessels (e)	$-	$519

Statements of Operations
	2011	2012	2013
Commission on sale of vessel-Oceanbulk (e)	$-	$91	$90
Voyage expenses-Interchart (a)	1,237	1,134	773
Executive directors consultancy fees (b)	3,505	453	528
Non-executive directors compensation (b)	151	124	114
Office rent - Combine Marine Inc (c)	48	-	-
Office rent - Combine Marine Ltd. (d)	-	40	41
Office setup expenses - Oceanbulk (e)	148	-	-
Management fee income - Maiden Voyage LLC (f)	-	(128)	(163)
Management fee income - OOCAPE1 Holdings LLC (h)	-	(76)	(274)
Management fee income - Premier Voyage LLC LLC (g)	-	-	(111)
Management fee income - Sea Cape Shipping LLC (i)	-	-	(93)
Management fee income - Glory Supra Shipping LLC (k)	-	-	(74)
Management fee income - Sky Cape Shipping LLC (j)	-	-	(56)
Management fee income - Pacific Cape Shipping LLC (l)	-	-	(52)
Management fee income Product Shipping & Trading S.A (n)	-	-	(242)